BBH Intermediate Municipal Bond Fund

Portfolio of Investments
July 31, 2025 (unaudited)
All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Asset Backed Securities (0.9%)
	Other (0.9%)
$4,985,925	FHLMC Multifamily VRD Certificates, Revenue Bonds[1,2,3]	11/25/42	0.000%	$4,860,422
4,994,317	FHLMC Multifamily VRD Certificates, Revenue Bonds[1,2,3]	01/25/43	0.000	5,005,889
4,807,939	Freddie Mac Multifamily Certificates, Revenue Bonds[1,2,3]	10/25/40	0.000	4,842,849

	Total Other			14,709,160

	Total Asset Backed Securities
	(Identified cost $14,920,671)			14,709,160

	Commercial Mortgage Backed Securities (1.1%)
	Other (1.1%)
9,911,655	Freddie Mac Multifamily Certificates, Revenue Bonds[1,2,3]	11/25/38	0.000	9,143,877
6,954,857	Freddie Mac Multifamily Certificates, Revenue Bonds[1,2,3]	12/25/38	0.000	6,000,562
2,991,528	Freddie Mac Multifamily Certificates, Revenue Bonds[1,2,3]	04/25/42	0.000	2,953,164
	Total Other			18,097,603

	Total Commercial Mortgage Backed Securities (Identified cost $18,800,760)			18,097,603

	Municipal Bonds (97.1%)

	Alabama (2.3%)
12,000,000	Black Belt Energy Gas District, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.650%)[2]	04/01/53	2.940	11,739,761
3,600,000	Industrial Development Board of the City of Mobile Alabama, Revenue Bonds[1,2]	06/01/34	3.920	3,615,276
12,640,000	Southeast Energy Authority A Cooperative District, Revenue Bonds[1,2]	03/01/55	5.250	13,115,927
10,000,000	Southeast Energy Authority A Cooperative District, Revenue Bonds[1,2]	10/01/55	5.000	10,614,689
	Total Alabama			39,085,653

	Alaska (0.1%)
1,000,000	State of Alaska, General Obligation Bonds	08/01/27	5.000	1,049,345
	Total Alaska			1,049,345

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)
July 31, 2025 (unaudited)
All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Arizona (2.6%)
$2,700,000	Arizona Industrial Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	10/01/55	6.250%	$2,999,177
3,000,000	County of Yavapai Industrial Development Authority, Revenue Bonds	06/01/27	1.300	2,868,259
5,000,000	Maricopa County & Phoenix Industrial Development Authorities, Revenue Bonds, GNMA	09/01/56	6.000	5,521,512
3,800,000	Salt Verde Financial Corp., Revenue Bonds	12/01/28	5.250	4,002,894
4,865,000	Salt Verde Financial Corp., Revenue Bonds	12/01/32	5.000	5,193,704
21,465,000	Salt Verde Financial Corp., Revenue Bonds	12/01/37	5.000	22,296,400
	Total Arizona			42,881,946

	Arkansas (0.2%)
1,000,000	County of Pulaski, Revenue Bonds	03/01/40	5.000	1,027,688
1,000,000	County of Pulaski, Revenue Bonds	03/01/41	5.000	1,017,450
1,000,000	County of Pulaski, Revenue Bonds	03/01/42	5.000	1,010,501
	Total Arkansas			3,055,639

	California (11.7%)
10,430,000	Allan Hancock Joint Community College District, General Obligation Bonds[3]	08/01/42	0.000	8,464,819
3,500,000	Anaheim Public Financing Authority, Revenue Bonds3	09/01/31	0.000	2,861,132
1,000,000	Antelope Valley Community College District, General Obligation Bonds[4]	08/01/30	5.000	1,063,294
1,120,000	Antelope Valley Community College District, General Obligation Bonds[4]	08/01/33	5.000	1,213,967
1,000,000	Antelope Valley Community College District, General Obligation Bonds[3]	08/01/34	0.000	701,267
1,000,000	Antelope Valley Community College District, General Obligation Bonds[3]	08/01/36	0.000	618,007
1,000,000	Antelope Valley Community College District, General Obligation Bonds[4]	08/01/36	5.000	1,080,083
1,000,000	Antelope Valley Community College District, General Obligation Bonds[3]	08/01/38	0.000	542,936
1,500,000	Antelope Valley Community College District, General Obligation Bonds[4]	08/01/39	5.000	1,572,528
2,000,000	Antelope Valley Community College District, General Obligation Bonds[4]	08/01/43	5.000	2,010,046
1,675,000	Antelope Valley Community College District, General Obligation Bonds[4]	08/01/44	5.000	1,676,440

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)
July 31, 2025 (unaudited)
All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	California (continued)
$28,175,000	California Community Choice Financing Authority, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.450%)[2]	02/01/52	2.740%	$26,482,590
2,535,000	California Community Choice Financing Authority, Revenue Bonds[1,2]	01/01/56	5.000	2,747,999
5,000,000	Central Valley Energy Authority, Revenue Bonds[1,2]	12/01/55	5.000	5,338,281
1,000,000	Chaffey Joint Union High School District, General Obligation Bonds[3]	08/01/39	0.000	526,896
1,500,000	Chaffey Joint Union High School District, General Obligation Bonds[3]	08/01/40	0.000	741,960
2,000,000	Chaffey Joint Union High School District, General Obligation Bonds[3]	08/01/42	0.000	882,466
1,785,000	Chaffey Joint Union High School District, General Obligation Bonds[3]	08/01/43	0.000	739,008
1,000,000	Chaffey Joint Union High School District, General Obligation Bonds[3]	08/01/44	0.000	388,914
1,450,000	Chino Valley Unified School District, General Obligation Bonds[3]	08/01/34	0.000	1,022,784
2,200,000	Chino Valley Unified School District, General Obligation Bonds[3]	08/01/35	0.000	1,470,834
1,225,000	Chino Valley Unified School District, General Obligation Bonds[3]	08/01/38	0.000	681,006
1,800,000	Chino Valley Unified School District, General Obligation Bonds[3]	08/01/39	0.000	940,660
1,000,000	City of Los Angeles Department of Airports, Revenue Bonds	05/15/37	5.000	1,034,588
15,000,000	City of Los Angeles Department of Airports, Revenue Bonds	05/15/42	5.250	15,612,092
2,500,000	City of Los Angeles Department of Airports, Revenue Bonds	05/15/45	5.250	2,558,020
4,150,000	Glendale Unified School District, General Obligation Bonds[3]	09/01/37	0.000	2,349,417
6,150,000	Lake Tahoe Unified School District, General Obligation Bonds[3]	08/01/45	0.000	4,867,991
1,000,000	Long Beach Bond Finance Authority, Revenue Bonds (3-Month CME Term SOFR + 1.450%)[2]	11/15/27	4.524	1,013,725
5,500,000	Long Beach Community College District, General Obligation Bonds[3]	08/01/49	0.000	3,474,487
6,920,000	Long Beach Unified School District, General Obligation Bonds[3]	08/01/36	0.000	4,229,608
3,115,000	Los Angeles Department of Water & Power, Revenue Bonds	07/01/32	5.000	3,170,301

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)
July 31, 2025 (unaudited)
All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	California (continued)
$3,825,000	Los Angeles Department of Water & Power, Revenue Bonds	07/01/35	5.000%	$4,228,713
1,250,000	Los Angeles Department of Water & Power, Revenue Bonds	07/01/37	5.000	1,304,454
750,000	Los Angeles Department of Water & Power, Revenue Bonds, BAM	07/01/39	5.000	791,230
1,000,000	Los Angeles Department of Water & Power, Revenue Bonds, BAM	07/01/40	5.000	1,047,189
1,000,000	Los Angeles Department of Water & Power, Revenue Bonds, BAM	07/01/41	5.000	1,040,360
500,000	Los Angeles Department of Water & Power, Revenue Bonds, BAM	07/01/42	5.000	514,988
1,000,000	Los Angeles Department of Water & Power, Revenue Bonds, BAM	07/01/43	5.000	1,022,312
1,150,000	Los Angeles Department of Water & Power, Revenue Bonds, BAM	07/01/44	5.250	1,191,633
1,000,000	Los Angeles Department of Water & Power, Revenue Bonds, BAM	07/01/45	5.250	1,033,958
1,000,000	Los Angeles Department of Water & Power, Revenue Bonds, BAM	07/01/46	5.250	1,030,354
16,195,000	Modesto Irrigation District, Revenue Bonds, NPFG (3-Month CME Term SOFR + 0.630%)[2]	09/01/37	3.706	15,467,451
7,700,000	Mount San Antonio Community College District, General Obligation Bonds[3]	08/01/43	0.000	7,340,346
10,000,000	Northern California Energy Authority, Revenue Bonds[1,2]	12/01/54	5.000	10,574,877
3,920,000	Northern California Gas Authority No 1, Revenue Bonds (3-Month CME Term SOFR + 0.720%)[2]	07/01/27	3.770	3,920,612
1,200,000	Rialto Unified School District, General Obligation Bonds, BAM[3]	08/01/40	0.000	595,310
1,430,000	Rialto Unified School District, General Obligation Bonds, BAM[3]	08/01/42	0.000	633,061
11,500,000	Rio Hondo Community College District, General Obligation Bonds[3]	08/01/43	0.000	4,678,238
6,075,000	Rio Hondo Community College District, General Obligation Bonds[3]	08/01/45	0.000	2,179,419
1,035,000	Roseville Joint Union High School District, General Obligation Bonds[3]	08/01/33	0.000	751,313
1,395,000	Sacramento County Water Financing Authority, Revenue Bonds, NPFG (3-Month CME Term SOFR + 0.550%)[2]	06/01/34	3.626	1,355,938
6,375,000	Sacramento County Water Financing Authority, Revenue Bonds, NPFG (3-Month CME Term SOFR + 0.570%)[2]	06/01/39	3.646	5,747,742
2,000,000	San Diego County Regional Airport Authority, Revenue Bonds	07/01/34	5.000	2,170,736

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)
July 31, 2025 (unaudited)
All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	California (continued)
$1,715,000	San Diego County Regional Airport Authority, Revenue Bonds	07/01/35	5.000%	$1,851,673
3,000,000	San Diego County Regional Airport Authority, Revenue Bonds	07/01/42	5.250	3,114,143
3,725,000	San Francisco City & County Airport Comm-San Francisco International Airport, Revenue Bonds	05/01/37	5.000	3,896,210
9,655,000	San Francisco City & County Airport Comm-San Francisco International Airport, Revenue Bonds	05/01/40	5.250	10,157,245
1,845,000	San Francisco City & County Airport Comm-San Francisco International Airport, Revenue Bonds	05/01/41	5.250	1,923,742
3,510,000	San Mateo Union High School District, General Obligation Bonds[3]	09/01/41	0.000	3,553,962
1,040,000	Windsor Unified School District, General Obligation Bonds[3]	08/01/33	0.000	772,138
	Total California			195,967,493

	Colorado (3.6%)
3,275,000	City & County of Denver Airport System Revenue, Revenue Bonds	11/15/34	5.250	3,582,833
2,000,000	City & County of Denver Airport System Revenue, Revenue Bonds	11/15/35	5.250	2,167,475
885,000	City & County of Denver Airport System Revenue, Revenue Bonds	11/15/36	5.250	949,503
3,000,000	City & County of Denver Airport System Revenue, Revenue Bonds	11/15/36	5.750	3,449,767
1,810,000	City & County of Denver Airport System Revenue, Revenue Bonds	11/15/37	5.000	1,880,572
11,400,000	Colorado Health Facilities Authority, Revenue Bonds[2,5]	08/01/25	2.650	11,400,000
7,000,000	Colorado Health Facilities Authority, Revenue Bonds	05/15/36	5.000	7,491,260
3,130,000	Colorado Health Facilities Authority, Revenue Bonds	11/15/39	5.000	3,240,825
10,000,000	Colorado Health Facilities Authority, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.550%)[2]	05/15/61	2.840	9,927,923
405,614	Colorado Housing & Finance Authority, Revenue Bonds, GNMA	11/01/48	4.200	398,972
3,700,000	E-470 Public Highway Authority, Revenue Bonds, NPFG[3]	09/01/35	0.000	2,254,497
5,000,000	E-470 Public Highway Authority, Revenue Bonds, NPFG[3]	09/01/37	0.000	2,744,068
11,000,000	E-470 Public Highway Authority, Revenue Bonds (SOFR + 0.750%)[2]	09/01/39	3.671	10,987,823
	Total Colorado			60,475,518

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

July 31, 2025 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Connecticut (1.9%)
$165,000	Connecticut Housing Finance Authority, Revenue Bonds	05/15/30	2.000%	$149,758
450,000	Connecticut Housing Finance Authority, Revenue Bonds	11/15/30	2.050	407,169
400,000	Connecticut Housing Finance Authority, Revenue Bonds	05/15/31	2.100	345,468
1,075,000	Connecticut Housing Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	05/15/42	4.250	1,084,330
6,175,000	Connecticut Housing Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	11/15/52	5.500	6,485,002
3,275,000	Connecticut Housing Finance Authority, Revenue Bonds	05/15/54	6.250	3,567,670
2,145,000	Connecticut Housing Finance Authority, Revenue Bonds	11/15/54	6.000	2,364,382
4,885,000	Connecticut Housing Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	11/15/54	6.000	5,294,355
5,000,000	Connecticut State Health & Educational Facilities Authority, Revenue Bonds[1,2]	07/01/48	2.800	4,981,699
6,580,000	Connecticut State Health & Educational Facilities Authority, Revenue Bonds[1,2]	07/01/57	2.800	6,556,736
	Total Connecticut			31,236,569

	District of Columbia (1.6%)
5,900,000	District of Columbia, Revenue Bonds	07/15/40	5.000	5,903,194
1,585,000	Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds	10/01/30	5.000	1,719,142
1,170,000	Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds	10/01/34	5.000	1,212,926
5,000,000	Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds	10/01/34	5.000	5,439,069
8,250,000	Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds	10/01/35	5.000	8,945,928
2,085,000	Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds	10/01/37	5.000	2,167,524
1,250,000	Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds	10/01/40	5.000	1,274,049
	Total District of Columbia			26,661,832

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

July 31, 2025 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Florida (6.6%)
$20,750,000	City of South Miami Health Facilities Authority, Inc., Revenue Bonds	08/15/42	5.000%	$20,590,053
3,050,000	County of Broward Airport System Revenue, Revenue Bonds	10/01/31	5.000	3,203,897
3,275,000	County of Miami-Dade Aviation Revenue, Revenue Bonds	10/01/32	5.000	3,558,910
7,290,000	County of Miami-Dade Aviation Revenue, Revenue Bonds	10/01/33	5.000	7,904,461
2,105,000	County of Miami-Dade Aviation Revenue, Revenue Bonds	10/01/34	5.000	2,267,928
13,370,000	County of Miami-Dade Aviation Revenue, Revenue Bonds	10/01/36	5.000	14,101,485
2,525,000	Florida Housing Finance Corp., Revenue Bonds, FHLMC, FNMA, GNMA	01/01/54	5.500	2,652,100
3,475,000	Florida Housing Finance Corp., Revenue Bonds, FHLMC, FNMA, GNMA	01/01/55	6.250	3,826,007
1,920,000	Greater Orlando Aviation Authority, Revenue Bonds	10/01/32	5.000	2,062,399
2,000,000	Greater Orlando Aviation Authority, Revenue Bonds	10/01/33	5.000	2,044,780
5,030,000	Greater Orlando Aviation Authority, Revenue Bonds	10/01/36	5.000	5,164,332
3,175,000	Greater Orlando Aviation Authority, Revenue Bonds	10/01/37	5.000	3,346,587
6,360,000	Greater Orlando Aviation Authority, Revenue Bonds	10/01/37	5.000	6,429,765
3,365,000	Greater Orlando Aviation Authority, Revenue Bonds	10/01/38	5.000	3,418,792
5,000,000	Greater Orlando Aviation Authority, Revenue Bonds	10/01/43	5.250	5,141,230
4,560,000	Greater Orlando Aviation Authority, Revenue Bonds	10/01/44	5.250	4,663,641
5,600,000	Hillsborough County Aviation Authority, Revenue Bonds	10/01/39	5.000	5,759,796
13,995,000	Hillsborough County Industrial Development Authority, Revenue Bonds[2,5]	08/01/25	2.750	13,995,000
	Total Florida			110,131,163

	Georgia (1.1%)
3,000,000	City of Atlanta Department of Aviation, Revenue Bonds	07/01/38	5.000	3,095,366
7,500,000	Main Street Natural Gas, Inc., Revenue Bonds[1,2]	12/01/53	5.000	7,922,606
7,500,000	Main Street Natural Gas, Inc., Revenue Bonds[1,2]	04/01/54	5.000	7,953,561
	Total Georgia			18,971,533

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

July 31, 2025 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Hawaii (0.5%)
$4,650,000	State of Hawaii Airports System Revenue, Revenue Bonds	07/01/41	5.000%	$4,715,295
4,500,000	State of Hawaii Airports System Revenue, Revenue Bonds	07/01/42	5.000	4,519,523
	Total Hawaii			9,234,818

	Idaho (1.0%)
5,000,000	Idaho Health Facilities Authority, Revenue Bonds[1,2]	12/01/48	3.000	5,000,000
4,805,000	Idaho Housing & Finance Association, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/54	6.000	5,287,040
6,000,000	Idaho Housing & Finance Association, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/56	6.250	6,716,962
	Total Idaho			17,004,002

	Illinois (4.6%)
6,400,000	Illinois Finance Authority, Revenue Bonds[2,5]	08/01/25	2.650	6,400,000
16,000,000	Illinois Finance Authority, Revenue Bonds[2,5]	08/01/25	2.650	16,000,000
3,500,000	Illinois Finance Authority, Revenue Bonds[4]	01/01/28	5.000	3,679,201
1,180,000	Illinois Finance Authority, Revenue Bonds[4]	01/01/29	5.000	1,265,225
1,125,000	Illinois Finance Authority, Revenue Bonds[4]	07/01/29	5.000	1,217,189
1,100,000	Illinois Finance Authority, Revenue Bonds[4]	01/01/30	5.000	1,199,007
1,000,000	Illinois Finance Authority, Revenue Bonds[4]	07/01/30	5.000	1,097,124
1,000,000	Illinois Finance Authority, Revenue Bonds[4]	01/01/31	5.000	1,102,796
1,000,000	Illinois Finance Authority, Revenue Bonds[4]	01/01/32	5.000	1,111,912
1,000,000	Illinois Finance Authority, Revenue Bonds[4]	01/01/33	5.000	1,118,509
790,000	Illinois Finance Authority, Revenue Bonds	02/15/36	5.000	818,544
3,835,000	Illinois Finance Authority, Revenue Bonds	02/15/36	5.000	3,890,427
3,470,000	Illinois Finance Authority, Revenue Bonds	08/15/36	4.000	3,353,819
2,450,000	Illinois Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	10/01/52	6.250	2,637,759
4,970,000	Illinois Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	04/01/53	5.250	5,289,068

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

July 31, 2025 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Illinois (continued)
$4,505,000	Illinois Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	10/01/53	6.250%	$4,991,273
5,425,000	Illinois Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	04/01/54	6.250	5,912,109
3,900,000	Illinois Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	10/01/55	6.250	4,287,309
5,000,000	Illinois Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA[4]	10/01/55	6.250	5,613,317
5,000,000	Illinois Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	10/01/55	6.250	5,618,063
	Total Illinois			76,602,651

	Indiana (0.5%)
3,000,000	Indiana Finance Authority, Revenue Bonds	11/01/43	5.000	3,000,684
5,335,000	Indiana Housing & Community Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/52	4.750	5,530,662
	Total Indiana			8,531,346

	Iowa (0.9%)
5,545,000	County of Polk, General Obligation Bonds	06/01/40	5.000	5,633,450
2,000,000	County of Polk, General Obligation Bonds	06/01/43	5.000	2,002,302
1,350,000	Iowa Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/44	5.000	1,344,374
605,000	Iowa Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/49	3.500	605,647
4,475,000	Iowa Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/53	6.250	4,901,051
	Total Iowa			14,486,824

	Kentucky (2.0%)
5,000,000	County of Trimble, Revenue Bonds	11/01/27	1.350	4,771,650
3,725,000	County of Trimble, Revenue Bonds[1,2]	06/01/54	4.700	3,766,304
4,780,000	Kentucky Housing Corp., Revenue Bonds, FHLMC, FNMA, GNMA	07/01/54	6.250	5,303,194
6,250,000	Kentucky Housing Corp., Revenue Bonds, FHLMC, FNMA, GNMA	07/01/55	6.250	6,934,561
12,560,000	Kentucky Public Energy Authority, Revenue Bonds (SOFR + 1.200%)[2]	08/01/52	4.121	12,568,228
	Total Kentucky			33,343,937

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

July 31, 2025 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Louisiana (0.3%)
$4,890,000	Louisiana Public Facilities Authority, Revenue Bonds, NPFG (3-Month CME Term SOFR + 0.700%)[2]	02/15/36	3.774%	$4,776,162
	Total Louisiana			4,776,162

	Massachusetts (0.2%)
370,000	Massachusetts Housing Finance Agency, Revenue Bonds	06/01/34	3.300	349,694
485,000	Massachusetts Housing Finance Agency, Revenue Bonds	12/01/36	3.450	450,598
3,130,000	Massachusetts Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	06/01/51	3.000	3,087,596
	Total Massachusetts			3,887,888

	Michigan (1.5%)
2,500,000	Detroit City School District, General Obligation Bonds	05/01/29	6.000	2,690,026
1,500,000	Gerald R Ford International Airport Authority, Revenue Bonds	01/01/41	5.000	1,519,508
5,335,000	Gerald R Ford International Airport Authority, Revenue Bonds	01/01/46	5.000	5,278,138
15,560,000	Michigan Finance Authority, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.750%)[2]	04/15/47	3.040	15,507,063
	Total Michigan			24,994,735

	Minnesota (2.2%)
980,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/36	5.350	1,002,604
555,328	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/47	2.930	487,460
480,230	Minnesota Housing Finance Agency, Revenue Bonds, FHA, FHLMC, FNMA, GNMA	01/01/49	3.600	449,335
1,155,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/49	4.250	1,168,666
1,185,582	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/49	3.450	1,074,010
538,197	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	06/01/49	3.150	482,023

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

July 31, 2025 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Minnesota (continued)
$2,687,180	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/50	2.470%	$2,161,945
2,710,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/53	5.000	2,819,979
6,065,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/54	6.250	6,605,676
4,915,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/54	6.500	5,418,895
5,095,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/55	6.250	5,680,058
3,470,000	Minnesota Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/55	6.500	3,902,123
3,350,000	St Cloud Independent School District No 742, General Obligation Bonds[3]	02/01/38	0.000	1,936,877
3,750,000	St Cloud Independent School District No 742, General Obligation Bonds[3]	02/01/39	0.000	2,038,271
3,750,000	St Cloud Independent School District No 742, General Obligation Bonds[3]	02/01/40	0.000	1,900,507
	Total Minnesota			37,128,429

	Missouri (1.3%)
2,280,000	Missouri Housing Development Commission, Revenue Bonds, FHLMC, FNMA, GNMA	11/01/52	4.750	2,359,288
8,920,000	Missouri Housing Development Commission, Revenue Bonds, FHLMC, FNMA, GNMA	05/01/53	5.750	9,518,376
4,760,000	Missouri Housing Development Commission, Revenue Bonds, FHLMC, FNMA, GNMA	05/01/55	6.000	5,248,195
5,000,000	Missouri Housing Development Commission, Revenue Bonds, FHLMC, FNMA, GNMA	05/01/56	5.750	5,447,432
	Total Missouri			22,573,291

	Montana (0.4%)
305,000	Montana Board of Housing, Revenue Bonds	12/01/43	4.000	305,823
2,175,000	Montana Board of Housing, Revenue Bonds	12/01/50	4.000	2,195,072
1,250,000	Montana Board of Housing, Revenue Bonds	12/01/52	5.000	1,296,917

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

July 31, 2025 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Montana (continued)
$3,250,000	Montana Board of Housing, Revenue Bonds[4]	12/01/55	6.000%	$3,589,239
	Total Montana			7,387,051

	Nebraska (1.2%)
19,875,000	Central Plains Energy Project, Revenue Bonds[1,2]	05/01/53	5.000	20,676,452
	Total Nebraska			20,676,452

	Nevada (1.2%)
2,530,000	County of Clark, Revenue Bonds[1,2]	01/01/36	3.750	2,533,007
4,500,000	County of Washoe, Revenue Bonds[1,2]	03/01/36	4.125	4,497,054
6,435,000	County of Washoe, Revenue Bonds[1,2]	03/01/36	4.125	6,430,788
980,000	Reno-Tahoe Airport Authority, Revenue Bonds	07/01/36	5.000	1,020,952
1,000,000	Reno-Tahoe Airport Authority, Revenue Bonds	07/01/37	5.250	1,064,800
1,750,000	Reno-Tahoe Airport Authority, Revenue Bonds	07/01/39	5.250	1,827,945
1,125,000	Reno-Tahoe Airport Authority, Revenue Bonds	07/01/40	5.250	1,164,422
1,500,000	Reno-Tahoe Airport Authority, Revenue Bonds	07/01/41	5.250	1,538,619
	Total Nevada			20,077,587

	New Jersey (2.9%)
9,775,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[3]	12/15/31	0.000	7,890,919
2,285,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[3]	12/15/34	0.000	1,583,439
7,295,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[3]	12/15/34	0.000	5,055,223
4,015,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds	06/15/38	5.000	4,247,882
6,000,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds[3]	12/15/38	0.000	3,254,275
3,080,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds	06/15/39	5.000	3,227,912
12,000,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds	06/15/41	5.250	12,626,417
7,000,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds	06/15/42	5.000	7,166,138
3,725,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds	06/15/43	5.000	3,787,961
	Total New Jersey			48,840,166

	New Mexico (1.4%)
4,395,000	City of Farmington, Revenue Bonds	04/01/29	1.800	4,069,199
575,000	New Mexico Mortgage Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/49	4.000	578,120

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

July 31, 2025 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	New Mexico (continued)
$9,450,000	New Mexico Mortgage Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	09/01/54	6.500%	$10,420,678
2,890,000	New Mexico Mortgage Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/55	5.750	3,118,711
4,950,000	New Mexico Mortgage Finance Authority, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/55	6.000	5,438,516
	Total New Mexico			23,625,224

	New York (7.4%)
5,705,000	Metropolitan Transportation Authority, Revenue Bonds	11/15/32	5.000	5,717,541
5,000,000	Metropolitan Transportation Authority, Revenue Bonds	11/15/37	5.000	5,051,860
8,225,000	Metropolitan Transportation Authority, Revenue Bonds[1,2]	11/15/45	5.000	8,639,005
2,000,000	New York City Transitional Finance Authority, Revenue Bonds	11/01/28	5.000	2,158,158
3,095,000	New York City Transitional Finance Authority, Revenue Bonds	05/01/38	5.000	3,323,297
7,000,000	New York City Transitional Finance Authority, Revenue Bonds	05/01/38	5.000	7,493,020
3,040,000	New York City Transitional Finance Authority, Revenue Bonds	05/01/40	5.000	3,199,708
4,530,000	New York City Transitional Finance Authority, Revenue Bonds	05/01/42	5.000	4,705,234
11,325,000	New York City Transitional Finance Authority, Revenue Bonds	05/01/42	5.000	11,763,084
2,970,000	New York City Transitional Finance Authority, Revenue Bonds	05/01/44	5.000	3,047,721
8,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds	02/01/44	5.000	8,139,700
2,565,000	New York State Dormitory Authority, Revenue Bonds	07/01/38	4.000	2,519,164
2,680,000	New York State Dormitory Authority, Revenue Bonds	03/15/42	5.000	2,770,188
7,500,000	New York State Housing Finance Agency, Revenue Bonds, FNMA[1,2]	11/01/50	3.950	7,281,855
5,000,000	New York State Housing Finance Agency, Revenue Bonds[1,2]	06/15/54	3.350	5,012,171
4,075,000	New York State Thruway Authority, Revenue Bonds	03/15/42	5.000	4,161,089
1,750,000	Port Authority of New York & New Jersey, Revenue Bonds	09/15/32	5.000	1,815,524
1,730,000	Port Authority of New York & New Jersey, Revenue Bonds	11/01/32	5.000	1,812,567

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

July 31, 2025 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	New York (continued)
$2,800,000	Port Authority of New York & New Jersey, Revenue Bonds	07/15/34	5.000%	$3,000,442
5,000,000	Port Authority of New York & New Jersey, Revenue Bonds	09/15/34	5.000	5,150,569
1,320,000	Port Authority of New York & New Jersey, Revenue Bonds	10/15/34	5.000	1,392,940
3,910,000	Port Authority of New York & New Jersey, Revenue Bonds	12/01/34	5.000	4,185,610
1,500,000	Port Authority of New York & New Jersey, Revenue Bonds	07/15/35	5.000	1,544,918
3,000,000	Port Authority of New York & New Jersey, Revenue Bonds	07/15/36	5.000	3,151,965
1,395,000	Port Authority of New York & New Jersey, Revenue Bonds	08/01/36	5.000	1,452,731
4,475,000	Port Authority of New York & New Jersey, Revenue Bonds	07/15/37	5.000	4,641,351
1,010,000	Port Authority of New York & New Jersey, Revenue Bonds	01/15/38	5.000	1,037,967
1,750,000	Port Authority of New York & New Jersey, Revenue Bonds	07/15/38	5.000	1,804,859
1,050,000	Port Authority of New York & New Jersey, Revenue Bonds	01/15/39	5.000	1,076,368
2,750,000	Triborough Bridge & Tunnel Authority, Revenue Bonds (SOFR + 1.050%)[2]	04/01/26	3.971	2,749,834
1,165,000	Triborough Bridge & Tunnel Authority, Revenue Bonds[3]	11/15/35	0.000	779,820
6,500,000	Triborough Bridge & Tunnel Authority, Revenue Bonds[3]	11/15/36	0.000	4,106,900
	Total New York			124,687,160

	North Carolina (4.9%)
700,000	North Carolina Housing Finance Agency, Revenue Bonds	07/01/47	4.000	702,392
5,560,000	North Carolina Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/54	5.500	5,961,277
4,940,000	North Carolina Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/55	6.250	5,498,196
8,740,000	North Carolina Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/55	6.250	9,497,012
12,965,000	North Carolina Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	07/01/55	6.250	14,309,734
6,500,000	North Carolina Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	01/01/56	6.250	7,270,380

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

July 31, 2025 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	North Carolina (continued)
$38,000,000	University of North Carolina at Chapel Hill, Revenue Bonds (SOFR + 1.050%)[2]	12/01/41	3.931%	$38,233,259
	Total North Carolina			81,472,250

	North Dakota (0.5%)
550,000	North Dakota Housing Finance Agency, Revenue Bonds	01/01/49	4.250	554,101
1,635,000	North Dakota Housing Finance Agency, Revenue Bonds	07/01/49	4.250	1,649,455
5,290,000	North Dakota Housing Finance Agency, Revenue Bonds	07/01/53	5.750	5,627,898
	Total North Dakota			7,831,454

	Ohio (3.5%)
18,750,000	County of Franklin, Revenue Bonds[1,2,4]	12/01/46	3.650	18,750,000
7,000,000	Lancaster Port Authority, Revenue Bonds[1,2]	02/01/55	5.000	7,410,815
6,430,000	Ohio Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/54	5.750	6,806,113
6,485,000	Ohio Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/55	6.250	7,127,107
15,000,000	Ohio Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA[4]	03/01/56	6.500	16,944,632
1,680,000	Ohio Turnpike & Infrastructure Commission, Revenue Bonds3	02/15/38	0.000	956,191
	Total Ohio			57,994,858

	Oklahoma (0.5%)
2,845,000	Oklahoma Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/54	6.000	3,116,789
5,000,000	Oklahoma Housing Finance Agency, Revenue Bonds, FHLMC, FNMA, GNMA	03/01/56	6.500	5,647,615
	Total Oklahoma			8,764,404

	Oregon (5.2%)
3,150,000	Clackamas & Washington Counties School District No 3, General Obligation Bonds[3]	06/15/36	0.000	1,967,811
3,250,000	Clackamas County School District No 12 North Clackamas, General Obligation Bonds[3]	06/15/34	0.000	2,229,479
825,000	Lane & Douglas Counties School District No 28J Fern Ridge, General Obligation Bonds	06/15/36	5.000	912,654

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

July 31, 2025 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Oregon (continued)
$1,075,000	Lane & Douglas Counties School District No 28J Fern Ridge, General Obligation Bonds	06/15/37	5.000%	$1,177,464
2,165,000	Lane & Douglas Counties School District No 28J Fern Ridge, General Obligation Bonds	06/15/39	5.000	2,325,194
2,555,000	Lane & Douglas Counties School District No 28J Fern Ridge, General Obligation Bonds	06/15/40	5.000	2,720,755
1,500,000	Lane County School District No 40 Creswell, General Obligation Bonds[3]	06/15/43	0.000	597,884
1,445,000	Multnomah & Clackamas Counties School District No 10JT Gresham- Barlow, General Obligation Bonds[3]	06/15/32	0.000	1,105,564
6,135,000	Multnomah & Clackamas Counties School District No 10JT Gresham-Barlow, General Obligation Bonds[3]	06/15/36	0.000	3,717,441
2,585,000	Multnomah County School District No 40, General Obligation Bonds[3]	06/15/26	0.000	2,517,028
1,515,000	Multnomah County School District No 40, General Obligation Bonds[3]	06/15/34	0.000	1,067,897
2,250,000	Multnomah County School District No 40, General Obligation Bonds[3]	06/15/38	0.000	1,244,666
21,050,000	Multnomah County School District No 40, General Obligation Bonds[3]	06/15/43	0.000	8,493,248
300,000	Oregon Coast Community College District, General Obligation Bonds	06/15/33	5.000	338,390
300,000	Oregon Coast Community College District, General Obligation Bonds	06/15/34	5.000	339,296
560,000	Oregon Coast Community College District, General Obligation Bonds	06/15/36	5.000	619,499
510,000	Oregon Coast Community College District, General Obligation Bonds	06/15/38	5.000	552,333
635,000	Oregon Coast Community College District, General Obligation Bonds	06/15/42	5.000	664,632
3,000,000	Port of Portland Airport Revenue, Revenue Bonds	07/01/36	5.000	3,164,842
5,000,000	Port of Portland Airport Revenue, Revenue Bonds	07/01/38	4.000	4,724,036
5,135,000	Port of Portland Airport Revenue, Revenue Bonds	07/01/41	5.000	5,193,837
1,045,000	Salem-Keizer School District No 24J, General Obligation Bonds[3]	06/15/35	0.000	687,171
1,905,000	Tillamook Bay Community College District, General Obligation Bonds[3]	06/15/38	0.000	1,072,228
3,750,000	Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds[3]	06/15/31	0.000	2,998,122

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

July 31, 2025 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Oregon (continued)
$3,350,000	Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds[3]	06/15/34	0.000%	$2,292,098
9,000,000	Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds[3]	06/15/37	0.000	5,369,121
5,000,000	Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds[3]	06/15/38	0.000	2,797,807
1,900,000	Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds[3]	06/15/39	0.000	1,001,624
8,665,000	Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds[3]	06/15/40	0.000	4,278,040
1,800,000	Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds[3]	06/15/41	0.000	830,958
7,710,000	Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds[3]	06/15/41	0.000	3,559,271
4,750,000	Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds[3]	06/15/42	0.000	2,046,411
3,630,000	Washington & Multnomah Counties School District No 48J Beaverton, General Obligation Bonds[3]	06/15/43	0.000	1,464,631
1,500,000	Washington Clackamas & Yamhill Counties School District No 88J, General Obligation Bonds[3]	06/15/31	0.000	1,201,834
1,380,000	Washington Clackamas & Yamhill Counties School District No 88J, General Obligation Bonds[3]	06/15/33	0.000	998,794
3,530,000	Washington Clackamas & Yamhill Counties School District No 88J, General Obligation Bonds[3]	06/15/37	0.000	2,031,456
6,000,000	Washington Clackamas & Yamhill Counties School District No 88J, General Obligation Bonds[3]	06/15/39	0.000	3,008,426
4,800,000	Washington Clackamas & Yamhill Counties School District No 88J, General Obligation Bonds[3]	06/15/40	0.000	2,268,866
5,000,000	Washington Clackamas & Yamhill Counties School District No 88J, General Obligation Bonds[3]	06/15/41	0.000	2,169,668
4,385,000	Washington County School District No 13 Banks, General Obligation Bonds[3]	06/15/44	0.000	1,637,610
	Total Oregon			87,388,086

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

July 31, 2025 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Pennsylvania (2.0%)
$1,980,000	Allegheny County Airport Authority, Revenue Bonds	01/01/35	5.000%	$2,102,288
1,000,000	Allegheny County Airport Authority, Revenue Bonds	01/01/36	5.250	1,075,040
1,000,000	Allegheny County Airport Authority, Revenue Bonds	01/01/37	5.250	1,065,897
5,865,000	Butler County General Authority, Revenue Bonds (3-Month CME Term SOFR + 0.700%)[2]	10/01/34	3.750	5,647,630
7,875,000	Pennsylvania Turnpike Commission, Revenue Bonds[3]	12/01/37	0.000	7,491,547
3,350,000	Pennsylvania Turnpike Commission, Revenue Bonds[3]	12/01/41	0.000	1,441,603
5,245,000	Philadelphia Authority for Industrial Development, Revenue Bonds[2,5]	08/01/25	2.750	5,245,000
5,000,000	School District of Philadelphia, General Obligation Bonds	09/01/29	5.000	5,101,301
2,500,000	School District of Philadelphia, General Obligation Bonds	09/01/34	5.000	2,538,206
2,700,000	School District of Philadelphia, General Obligation Bonds	09/01/48	5.500	2,770,759
	Total Pennsylvania			34,479,271

	South Carolina (1.1%)
3,915,000	South Carolina State Housing Finance & Development Authority, Revenue Bonds	01/01/54	5.750	4,245,161
6,640,000	South Carolina State Housing Finance & Development Authority, Revenue Bonds	01/01/54	6.000	7,273,534
6,185,000	South Carolina State Housing Finance & Development Authority, Revenue Bonds	07/01/54	6.250	6,848,594
	Total South Carolina			18,367,289

	South Dakota (1.1%)
40,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/45	4.000	40,032
480,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/46	3.500	479,788
920,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/48	4.500	930,838

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

July 31, 2025 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	South Dakota (continued)
$1,600,000	South Dakota Housing Development Authority, Revenue Bonds	11/01/49	4.000%	$1,613,477
4,030,000	South Dakota Housing Development Authority, Revenue Bonds	05/01/53	5.000	4,177,555
4,995,000	South Dakota Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	05/01/54	6.000	5,334,662
4,980,000	South Dakota Housing Development Authority, Revenue Bonds, FHLMC, FNMA, GNMA	11/01/55	6.250	5,537,664
	Total South Dakota			18,114,016

	Tennessee (0.8%)
1,450,000	Metropolitan Nashville Airport Authority, Revenue Bonds	07/01/34	5.250	1,571,379
1,125,000	Metropolitan Nashville Airport Authority, Revenue Bonds	07/01/35	5.250	1,209,388
5,575,000	New Memphis Arena Public Building Authority, Revenue Bonds[3]	04/01/29	0.000	5,438,116
3,750,000	Tennergy Corp., Revenue Bonds[1,2]	10/01/54	5.000	3,948,662
710,000	Tennessee Housing Development Agency, Revenue Bonds	01/01/43	4.000	712,556
580,000	Tennessee Housing Development Agency, Revenue Bonds	07/01/48	4.000	582,359
	Total Tennessee			13,462,460

	Texas (11.2%)
1,800,000	City of Austin Airport System Revenue, Revenue Bonds	11/15/36	5.000	1,879,298
2,000,000	City of Houston Airport System Revenue, Revenue Bonds	07/01/31	5.000	2,125,418
3,355,000	City of Houston Airport System Revenue, Revenue Bonds	07/01/36	5.000	3,518,592
5,000,000	City of Houston Airport System Revenue, Revenue Bonds	07/01/41	5.250	5,146,638
15,015,000	City of Houston Airport System Revenue, Revenue Bonds	07/01/48	5.250	15,036,068
4,150,000	DeSoto Independent School District, General Obligation Bonds[4]	08/15/34	5.000	4,639,647
6,230,000	DeSoto Independent School District, General Obligation Bonds[4]	08/15/36	5.000	6,819,261
3,555,000	Fort Bend Independent School District, General Obligation Bonds[1,2]	08/01/51	0.720	3,452,733
3,875,000	Fort Bend Independent School District, General Obligation Bonds[1,2]	08/01/54	4.000	3,955,481
5,000,000	Fort Bend Independent School District, General Obligation Bonds[1,2]	08/01/55	3.800	5,095,944
1,750,000	Goose Creek Consolidated Independent School District, General Obligation Bonds[1,2]	02/15/35	0.600	1,709,508

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

July 31, 2025 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Texas (continued)
$4,640,000	Gregory-Portland Independent School District, General Obligation Bonds[4]	02/15/34	5.000%	$5,189,175
555,000	Little Elm Independent School District, General Obligation Bonds[1,2]	08/15/48	0.680	554,492
2,500,000	Love Field Airport Modernization Corp., Revenue Bonds	11/01/30	5.000	2,691,766
1,500,000	Love Field Airport Modernization Corp., Revenue Bonds	11/01/34	5.000	1,509,736
2,000,000	Love Field Airport Modernization Corp., Revenue Bonds	11/01/35	5.000	2,008,410
4,260,000	Medina Valley Independent School District, General Obligation Bonds[1,2]	02/15/51	0.820	4,192,313
5,000,000	North East Independent School District, General Obligation Bonds[1,2]	08/01/49	3.750	5,070,085
8,000,000	North Texas Tollway Authority, Revenue Bonds[3]	01/01/32	0.000	6,397,498
4,760,000	North Texas Tollway Authority, Revenue Bonds[3]	01/01/35	0.000	3,300,123
5,270,000	North Texas Tollway Authority, Revenue Bonds[3]	01/01/36	0.000	3,464,655
10,990,000	North Texas Tollway Authority, Revenue Bonds[3]	01/01/38	0.000	6,443,227
10,000,000	Northside Independent School District, General Obligation Bonds[1,2]	06/01/50	3.550	10,120,067
2,715,000	State of Texas, General Obligation Bonds	08/01/36	5.000	2,918,586
5,745,000	State of Texas, General Obligation Bonds	08/01/40	5.000	5,877,718
520,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	09/01/35	2.150	413,287
3,860,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	07/01/37	2.150	2,919,956
4,100,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	01/01/39	4.000	3,867,084
8,020,043	Texas Department of Housing & Community Affairs, Revenue Bonds, FHLMC, FNMA, GNMA	09/01/47	2.835	6,874,979
1,255,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	03/01/50	4.000	1,269,222
3,110,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	01/01/53	5.750	3,355,525
3,155,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	03/01/53	6.000	3,441,382

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

July 31, 2025 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Texas (continued)
$3,750,000	Texas Department of Housing & Community Affairs, Revenue Bonds, GNMA	03/01/54	6.000%	$4,112,054
6,260,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds (3-Month CME Term SOFR + 0.700%)[2]	12/15/26	3.769	6,261,781
6,340,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/26	6.250	6,502,169
2,275,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.550%)[2]	09/15/27	2.840	2,261,317
8,865,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds (3-Month CME Term SOFR + 0.863%)[2]	09/15/27	3.713	8,879,371
12,855,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds (3-Month CME Term SOFR + 1.045%)[2]	09/15/27	3.939	12,910,159
12,000,000	Texas Municipal Gas Acquisition & Supply Corp. V, Revenue Bonds[1,2]	01/01/55	5.000	12,629,399
	Total Texas			188,814,124

	Virginia (1.4%)
3,135,000	City of Norfolk Water Revenue, Revenue Bonds[4]	11/01/30	5.000	3,485,744
3,100,000	City of Norfolk Water Revenue, Revenue Bonds[4]	11/01/31	5.000	3,479,259
3,290,000	City of Norfolk Water Revenue, Revenue Bonds[4]	11/01/32	5.000	3,719,661
3,165,000	City of Norfolk Water Revenue, Revenue Bonds[4]	11/01/33	5.000	3,593,421
1,000,000	City of Norfolk Water Revenue, Revenue Bonds[4]	11/01/38	5.000	1,088,267
8,700,000	Wise County Industrial Development Authority, Revenue Bonds[1,2]	10/01/40	0.750	8,671,286
	Total Virginia			24,037,638

	Washington (1.6%)
2,980,000	County of King Sewer Revenue, Revenue Bonds (SIFMA Municipal Swap Index Yield + 0.230%)[2]	01/01/40	2.520	2,945,092
5,250,000	Port of Seattle, Revenue Bonds	04/01/34	5.000	5,418,642
5,500,000	Port of Seattle, Revenue Bonds	08/01/34	5.000	5,825,677

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

July 31, 2025 (unaudited)

All investments in the United States, except as noted.

Principal Amount		Maturity Date	Interest Rate	Value
	Municipal Bonds (continued)
	Washington (continued)
$1,415,000	Port of Seattle, Revenue Bonds	08/01/35	5.000%	$1,484,838
6,285,000	Port of Seattle, Revenue Bonds	04/01/37	5.000	6,393,846
3,385,000	Port of Seattle, Revenue Bonds	04/01/39	5.000	3,411,731
1,900,000	Port of Seattle, Revenue Bonds	05/01/43	4.000	1,627,552
	Total Washington			27,107,378

	Wisconsin (1.9%)
6,035,000	Public Finance Authority, Revenue Bonds[1,2]	10/01/46	3.700	6,094,022
6,400,000	University of Wisconsin Hospitals & Clinics, Revenue Bonds[2,5]	08/01/25	2.700	6,400,000
6,215,000	Wisconsin Health & Educational Facilities Authority, Revenue Bonds	11/15/43	4.000	5,466,944
10,400,000	Wisconsin Health & Educational Facilities Authority, Revenue Bonds	11/15/43	4.000	9,140,200
5,000,000	Wisconsin Housing & Economic Development Authority Home Ownership Revenue, Revenue Bonds, FHLMC, FNMA, GNMA	09/01/55	6.250	5,553,537
	Total Wisconsin			32,654,703

	Wyoming (0.2%)
2,275,000	Wyoming Community Development Authority, Revenue Bonds	12/01/34	3.500	2,115,596
910,000	Wyoming Community Development Authority, Revenue Bonds	12/01/48	4.000	915,639
330,000	Wyoming Community Development Authority, Revenue Bonds	12/01/49	3.750	330,235
	Total Wyoming			3,361,470

	Total Municipal Bonds (Identified cost $1,640,544,578)			1,631,223,815

	U.S. Treasury Bills (6.2%)
35,700,000	U.S. Treasury Bill[6,7]	08/12/25	4.248	35,653,797
68,300,000	U.S. Treasury Bill[6]	08/26/25	4.243	68,099,511
	Total			103,753,308

	Total U.S. Treasury Bills (Identified cost $103,753,308)			103,753,308

Total Investments (Identified cost $1,778,019,317)[8]			105.3%	$1,767,783,886
Liabilities in Excess of Cash and Other Assets			(5.3)%	(88,264,019)
Net Assets			100.0%	$1,679,519,867

[1]	This variable rate security is based on a predetermined schedule and the rate at period end also represents the reference rate at period end.

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

July 31, 2025 (unaudited)

All investments in the United States, except as noted.

[2]	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the July 31, 2025 coupon or interest rate.
[3]	Security issued with zero coupon. Income is recognized through accretion of discount.
[4]	Represent a security purchased on a when-issued basis.
[5]	Variable rate demand note. The maturity date reflects the demand repayment dates. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the coupon or interest rate as of July 31, 2025.
[6]	Coupon represents a yield to maturity.
[7]	Coupon represents a weighted average yield.
[8]	The aggregate cost for federal income tax purposes is $1,778,019,317, the aggregate gross unrealized appreciation is $10,147,959 and the aggregate gross unrealized depreciation is $20,383,390, resulting in net unrealized depreciation of $10,235,431.

Abbreviations:

BAM	−	Build America Mutual.
CME	−	Chicago Mercantile Exchange.
FHA	−	Federal Housing Administration.
FHLMC	−	Federal Home Loan Mortgage Corporation.
FNMA	−	Federal National Mortgage Association.
GNMA	−	Government National Mortgage Association.
NPFG	−	National Public Finance Guarantee Corporation.
SIFMA	−	Securities Industry and Financial Markets Association.
SOFR	−	Secured Overnight Financing Rate.

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

July 31, 2025 (unaudited)

Fair Value Measurements

BBH Intermediate Municipal Bond Fund (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

July 31, 2025 (unaudited)

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include municipal bonds, investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2025.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of July 31, 2025
Asset Backed Securities	$–	$14,709,160	$–	$14,709,160
Commercial Mortgage Backed Securities	–	18,097,603	–	18,097,603
Municipal Bonds*	–	1,631,223,815	–	1,631,223,815
U.S. Treasury Bills	–	103,753,308	–	103,753,308
Total Investments, at value	$–	$1,767,783,886	$–	$1,767,783,886

* For geographical breakdown of municipal bond investments, refer to the Portfolio of Investments.

BBH Intermediate Municipal Bond Fund

Portfolio of Investments (continued)

July 31, 2025 (unaudited)

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1000, Denver, CO 80203.